DISCOUNTINUED OPERATIONS (Details Narrative) - Xi'an App Chem [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Apr. 23, 2006
Equity Method Investment, Ownership Percentage	100.00%	100.00%	100.00%
Sale of Stock, Consideration Received on Transaction	$ 6.2	¥ 43.3